The Company and key events - Summary of the company's shareholding information (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	92,189,798	83,844,411
Percentage of shareholding in the company	100.00%	100.00%
Number of voting rights held (in shares)	92,944,368	84,598,981
Proportion of voting rights held in the company	100.00%	100.00%
Novo Nordisk A/S
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	9,817,546	9,817,546
Percentage of shareholding in the company	10.65%	11.71%
Number of voting rights held (in shares)	9,817,546	9,817,546
Proportion of voting rights held in the company	10.56%	11.60%
Sanofi-Aventis Participations
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	8,345,387
Percentage of shareholding in the company	9.05%
Number of voting rights held (in shares)	8,345,387
Proportion of voting rights held in the company	8.98%
Medimmune Limited
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	7,485,500	7,485,500
Percentage of shareholding in the company	8.12%	8.93%
Number of voting rights held (in shares)	7,485,500	7,485,500
Proportion of voting rights held in the company	8.05%	8.85%
Bpifrance Participations
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	6,389,406	6,389,406
Percentage of shareholding in the company	6.93%	7.62%
Number of voting rights held (in shares)	6,389,406	6,389,406
Proportion of voting rights held in the company	6.87%	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	846,944	846,944
Percentage of shareholding in the company	0.92%	1.01%
Number of voting rights held (in shares)	911,444	911,444
Proportion of voting rights held in the company	0.98%	1.08%
Treasury shares
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	18,575	18,575
Percentage of shareholding in the company	0.02%	0.02%
Number of voting rights held (in shares)	0	0
Proportion of voting rights held in the company	0.00%	0.00%
Public
Disclosure of classes of share capital [abstract]
Number of shares issued (in shares)	59,286,440	59,286,440
Percentage of shareholding in the company	64.31%	70.71%
Number of voting rights held (in shares)	59,995,085	59,995,085
Proportion of voting rights held in the company	64.55%	70.92%